Repayment of Principal Amount of Long Term Debts (Detail) - Dec. 31, 2023 - Long Term Debt ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
For the years ending December 31
2024	¥ 6,037	$ 850
2025	7,908	1,114
2026	18,815	2,650
2027	6,390	900
2028	6,390	900
Thereafter	¥ 9,940	$ 1,400